PREPAYMENTS AND OTHER CURRENT ASSETS (Summary of Prepayments and Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables from third party payment service providers	$ 504	$ 574
Utility deposits	630	2,820
Deferred expense	1,640	401
Loans to the third parties	1,259	9,328
Deductible value-added input tax	3,535	7,458
Others	742	944
Prepayments and other receivables	$ 8,310	21,525
Bee Computing (HK) Limited("Bee Computing")
Loans to the third parties		$ 7,965